INTANGIBLE ASSETS INCLUDING GOODWILL - Business Combinations (Details) $ in Millions		3 Months Ended
	Feb. 01, 2022 USD ($) item	Jun. 30, 2022 USD ($) item	Mar. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Intangible asset balances by major asset class
Goodwill		$ 815	$ 823	$ 732	$ 1,230	$ 1,162
Exa Transaction
Intangible asset balances by major asset class
Number of business combinations | item	2	2	2
Majority interest	51.00%		51.00%
Consideration, net of cash acquired	$ 48		$ 48
Equity interest (as a percentage)		49.00%	49.00%
Cash consideration	107		$ 107
Non-controlling interest	102		102
Total purchase price allocation	209		209
Cash acquired	59		59
Net liabilities assumed, excluding cash	(16)
Deferred tax liabilities arising from acquired intangibles	(32)		(32)
Intangible assets	107		107
Goodwill	$ 91		$ 91